EQUITY (Details)			1 Months Ended	6 Months Ended
	Jan. 06, 2025 USD ($) item Lender shares	Nov. 01, 2024 USD ($) $ / shares shares	Jan. 31, 2025 USD ($) $ / shares shares	Apr. 30, 2025 USD ($) shares	Apr. 30, 2024 USD ($)	Oct. 31, 2024 USD ($) shares	Jul. 25, 2023 shares	Dec. 03, 2021 shares
EQUITY
Value of shares issued for services				$ 52,160	$ 2,270,015
Amount of cash or other assets transferred				0	$ 0
Gain (loss) on settlement of payables - related parties	$ (257,558)			(257,558)
China
EQUITY
Restricted amounts as determined pursuant to PRC statutory laws				316,684		$ 316,684
Total restricted net assets				$ 7,851,132		$ 7,851,132
Class A ordinary shares
EQUITY
Common stock, voting rights				one
Common stock, conversion basis				no
Number of subscription agreements entered		20
Number of purchasers entered into subscription agreements		20
Sale of ordinary shares (in shares) | shares		5,400,000
Share price, (per share) | $ / shares		$ 1.852
Proceeds from issuance of ordinary shares		$ 9,999,916
Value of shares issued for services		$ 9,999,916
Ordinary shares, shares issued | shares				9,121,921		2,334,353
Class A ordinary shares | Related party
EQUITY
Value of shares issued for services	$ 2,467,133
Number of creditors for the debt conversion agreements | Lender	5
Number of debt conversion agreements entered | item	8
Aggregate amount of debt settled in debt conversion	$ 2,209,575
Number of shares issued for settlement of debt upon conversion agreement (in shares) | shares	1,355,568
Class A ordinary shares | Minimum
EQUITY
Share price, (per share) | $ / shares		$ 1.852
Class A ordinary shares | 2021 Performance Incentive Plan
EQUITY
Common stock, capital shares reserved | shares								200,000
Ordinary shares, shares issued | shares				199,440
Class A ordinary shares | 2023 Performance Incentive Plan
EQUITY
Shares issued | shares				32,000
Fair market value of shares issued				$ 52,160
Stock-based compensation expense				$ 52,160
Common stock, capital shares reserved | shares							1,000,000
Ordinary shares, shares issued | shares				1,000,000
Class B ordinary shares
EQUITY
Common stock, voting rights				six hundred
Common stock, conversion basis				one
Ordinary shares, shares issued | shares				1,505,000		50,000
Class B ordinary shares | Related party
EQUITY
Sale of ordinary shares (in shares) | shares			1,000,000
Share price, (per share) | $ / shares			$ 2.31
Proceeds from issuance of ordinary shares			$ 2,310,000